Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Stock Selector Portfolio, Value Portfolio, and Value Strategies Portfolio
Investor Class
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Alexandre Karam no longer serves as Co-Portfolio Manager of High Income Portfolio.
The following information supplements information for Contrafund® Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Nidhi Gupta as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,676	$31,168	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$20,250	none	none
* Includes assets of VIP Contrafund℠ Portfolio managed by Ms. Gupta ($23,591 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Contrafund℠ Portfolio beneficially owned by Ms. Gupta was none.
The following information supplements information for Dynamic Capital Appreciation Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Zach Turner as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$14,918	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$14,669	none	none
* Includes VIP Dynamic Capital Appreciation Portfolio ($249 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Turner was none.
The following information supplements information for Growth Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Daniel Kelley as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,477	$452	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$5,693	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Kelley was none.
The following table provides information relating to other accounts managed by Christopher Lin as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$83,435	$4,480	$355
Assets Managed with Performance-Based Advisory Fees (in millions)	$34,178	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Lin was none.

VIPINV-SSTK-0725-163-1.825687.163	July 3, 2025

Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Stock Selector Portfolio, Value Portfolio, and Value Strategies Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Alexandre Karam no longer serves as Co-Portfolio Manager of High Income Portfolio.
The following information supplements information for Contrafund® Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Nidhi Gupta as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,676	$31,168	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$20,250	none	none
* Includes assets of VIP Contrafund℠ Portfolio managed by Ms. Gupta ($23,591 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Contrafund℠ Portfolio beneficially owned by Ms. Gupta was none.
The following information supplements information for Dynamic Capital Appreciation Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Zach Turner as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$14,918	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$14,669	none	none
* Includes VIP Dynamic Capital Appreciation Portfolio ($249 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Turner was none.
The following information supplements information for Growth Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Daniel Kelley as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$62,477	$452	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	$5,693	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Kelley was none.
The following table provides information relating to other accounts managed by Christopher Lin as of April 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	14	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$83,435	$4,480	$355
Assets Managed with Performance-Based Advisory Fees (in millions)	$34,178	none	none
* Includes VIP Growth Portfolio ($9,812 (in millions) assets managed).
As of April 30, 2025, the dollar range of shares of VIP Growth Portfolio beneficially owned by Mr. Lin was none.

VIPIS2-SSTK-0725-203-1.483795.203	July 3, 2025